Income Tax (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
Income Tax Expense Benefit Continuing Operations [Abstract]
Charge/(benefit) for current taxation	$ 304	$ 118
Charge/(benefit) for deferred taxation	135	166
Total income and mining tax expense	439	284
Income from continuing operations before income tax and equity income in associates	1,134	979
Income Tax Uncertainties [Abstract]
Balance at beginning of period	78	52	52
Additions for tax positions identified in prior years	18		38
Reductions for tax positions identified in prior years	(9)		(3)
Translation	(1)		(9)
Balance at end of period	86		78
Recognized as a reduction of deferred tax assets	35		29
Recognized in other non-current liabilities	51		49
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense [Abstract]
Interest recognized during the six months ended June 30, 2012		1
Interest accrued as at June 30, 2012		$ 13